RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - C. Mer Industries Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Related Party Transaction [Line Items]
Cost of revenues of products	$ 1,044	$ 110	$ 1,318
Purchase of property and equipment and inventory	$ 0	$ 100	$ 0

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.